Financial assets and liabilities - Summary of reconciliation of liabilities arising from financing activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Amounts at beginning of year	$ 610,973	$ 539,786
Proceeds from borrowings (1)	128,788	358,093	$ 201,728
Borrowings interest (Note 11.2) (2)	28,886	50,660	47,923
Payment of borrowings cost	(1,670)	(3,326)	(2,259)
Payment of borrowings interest	(34,430)	(54,636)	(43,756)
Payment of borrowings principal	(195,091)	(284,695)	(98,761)
Amortized cost (Note 11.3) (2)	2,365	4,164
Remeasurement in borrowings (Note 11.3) (2)	52,817	19,163
Changes in foreign exchange rate (2)	(45,821)	(21,346)
Amounts at end of year	549,332	610,973	$ 539,786
Other financial expense	2,515	0
Term loan [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Proceeds from borrowings (1)	228,614	361,203
Borrowings principal [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Payment of borrowings interest	(34,430)	(54,636)
Payment of borrowings principal	$ (294,917)	$ (284,695)